Investment in Unconsolidated Affiliates - Additional Information (Details) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Nov. 23, 2015 USD ($)	Dec. 31, 2017 USD ($) a room	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Nov. 24, 2015
Investment in Unconsolidated Affiliates
Investments in and advance to affiliates, subsidiaries, associates, and joint ventures			$ 1,500		$ 1,300
Receivable from partnership			243
Equity in income (loss) of unconsolidated affiliate			(367)	$ 3,460
Silver Legacy Joint Venture
Investment in Unconsolidated Affiliates
Valuation of unconsolidated affiliate		$ 35,582	$ 35,600
Equity in income (loss) of unconsolidated affiliate		$ 3,460
Silver Legacy Joint Venture | Resorts
Investment in Unconsolidated Affiliates
Ownership percentage allowed to be acquired						50.00%
Other Investors
Investment in Unconsolidated Affiliates
Variable interest entity, ownership percentage			42.10%
Number of new rooms developed | room			118
Cash			$ 1,000
Land | a			2.4
Cost of hotel construction			$ 16,000
Contribution towards partnership for proportionate share of additional construction costs	$ 600
Receivable from partnership			$ 200